SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) ¥ in Thousands	Sep. 30, 2025 CNY (¥)
Lease Liabilities
Six months ended March 31, 2026	¥ 614
Year ended March 31, 2027 and after	1,462
Total lease payments	2,076
Less: Interest	(62)
Present value of lease liabilities	2,014
Less: Current portion, record in current liabilities	(1,160)
Non-current portion of lease liabilities	¥ 854